THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2021 (Unaudited)

Schedule of Investments Common Stock — 97.9%

	SHARES	VALUE
Argentina — 3.3%
MercadoLibre *	44,423	$ 79,051,173

Australia — 2.6%
Atlassian, Cl A *	264,550	61,145,442

Canada — 3.4%
Shopify, Cl A *	73,228	80,447,549

China — 4.8%
Alibaba Group Holding ADR *	158,975	40,352,624
Tencent Holdings	833,300	73,372,565

		113,725,189

Germany — 4.4%
Zalando *	911,062	104,379,025

India — 4.9%
Asian Paints	957,421	31,604,873
Housing Development Finance	1,430,626	46,570,722
Titan	1,992,447	38,715,378

		116,890,973

Japan — 6.0%
Keyence	130,100	69,842,647
Nihon M&A Center	854,600	49,455,228
PeptiDream *	421,100	24,510,165

		143,808,040

Netherlands — 8.0%
Adyen *	41,257	86,288,993
ASML Holding ADR, Cl G	195,685	104,527,099

		190,816,092

Singapore — 5.7%
Sea ADR *	629,269	136,368,885

Thailand — 2.1%
Airports of Thailand	10,088,900	20,015,695
CP ALL	15,242,200	29,095,605

		49,111,300

United Kingdom — 2.7%
Entain	3,819,206	64,616,640

United States — 50.0%
Communication Services— 8.4%
Alphabet, Cl A *	22,803	41,669,290
Alphabet, Cl C *	15,846	29,089,136
Facebook, Cl A *	197,659	51,061,249
Netflix *	148,490	79,054,591

		200,874,266

Consumer Discretionary— 11.3%
Amazon.com *	31,213	100,075,121
Aptiv	400,978	53,570,661
DoorDash, Cl A *	170,564	32,964,904
NIKE, Cl B	610,721	81,586,218

		268,196,904

Health Care— 13.4%
ABIOMED *	132,917	46,288,345
Align Technology *	126,841	66,639,725
Bluebird Bio *	66,796	2,975,762
DexCom *	134,147	50,285,003
Edwards Lifesciences *	601,146	49,642,637

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2021 (Unaudited)

Common Stock — continued

	SHARES	VALUE
Health Care — (continued)
Illumina *	131,900	$56,247,436
iRhythm Technologies *	277,785	46,784,550

		318,863,458

Industrials— 2.2%
Uber Technologies *	1,015,496	51,719,211

Information Technology— 14.7%
Lam Research	121,511	58,805,248
Okta, Cl A *	162,928	42,199,981
Snowflake, Cl A *	90,336	24,612,043
Twilio, Cl A *	107,595	38,672,871
Visa, Cl A	461,538	89,192,219
Workday, Cl A *	273,333	62,191,458
Zoom Video Communications, Cl A *	90,078	33,515,321

		349,189,141

		1,188,842,980

Total Common Stock
(Cost $1,165,088,098)		2,329,203,288

Total Investments— 97.9%
(Cost $1,165,088,098)		$2,329,203,288

Percentages are based on Net Assets of $2,378,704,675.

*	Non-income producing security.

ADR             American Depositary Receipt

Cl                 Class

The summary of input levels used to value the Portfolio’s net assets as of January 31, 2021 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$79,051,173	$—	$—	$79,051,173
Australia	61,145,442	—	—	61,145,442
Canada	80,447,549	—	—	80,447,549
China	40,352,624	73,372,565	—	113,725,189
Germany	—	104,379,025	—	104,379,025
India	—	116,890,973	—	116,890,973
Japan	—	143,808,040	—	143,808,040
Netherlands	104,527,099	86,288,993	—	190,816,092
Singapore	136,368,885	—	—	136,368,885
Thailand	—	49,111,300	—	49,111,300
United Kingdom	—	64,616,640	—	64,616,640
United States	1,188,842,980	—	—	1,188,842,980

Total Common Stock	1,690,735,752	638,467,536	—	2,329,203,288

Total Investments in Securities	$1,690,735,752	$638,467,536	$—	$2,329,203,288

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-2200